Financial Instrument Risk Management - Fair Value of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	$ 1,583	$ 2,160
Derivative liabilities	(1,392)	(1,744)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,392)	(1,744)
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(97)	(215)
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(184)	(245)
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,111)	(1,284)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	1,583	2,160
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	139	329
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	249	223
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	$ 1,195	$ 1,608